UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    07/29/11
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 63

Form 13F Information Value Total (thousands):     $255,761


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM               2824100    10554    200576    SH           SOLE               0       0      200576
Altria Group Inc.             COM             02209S103      235      8890    SH           SOLE               0       0        8890
AMBAC Financial Grp.          COM              23139108        5     32200    SH           SOLE               0       0       32200
Amedisys Inc.                 COM              23436108      418     15680    SH           SOLE               0       0       15680
Amgen, Inc.                   COM              31162100     1275     21850    SH           SOLE               0       0       21850
A-Power Energy Gener          COM             G04136100       88     52740    SH           SOLE               0       0       52740
Berkshire Hathaway Inc.       CL B             84670207      257      3325    SH           SOLE               0       0        3325
Bio-Reference Lab             COM $.01 NEW    09057G602     8814    421730    SH           SOLE               0       0      421730
China Fire & Sec              COM             16938R103      252     32233    SH           SOLE               0       0       32233
China Security & Sur          COM             16942J105      398     75020    SH           SOLE               0       0       75020
China-Biotics Inc.            COM             16937B109       30     22400    SH           SOLE               0       0       22400
Coach Inc.                    COM             189754104    16636    260228    SH           SOLE               0       0      260228
Coca Cola                     COM             191216100      673     10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103      468      5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104      502      6681    SH           SOLE               0       0        6681
DG FastChannel, Inc           COM             23326R109     7385    230415    SH           SOLE               0       0      230415
eBay Inc.                     COM             278642103    13712    424918    SH           SOLE               0       0      424918
EMC Corp                      COM             268648102    13323    483585    SH           SOLE               0       0      483585
Emerson                       COM             291011104      457      8117    SH           SOLE               0       0        8117
Entremed                      COM             29382F103       30     13146    SH           SOLE               0       0       13146
Exxon Mobil Corp.             COM             30231G102     1559     19156    SH           SOLE               0       0       19156
Factset Research Sys          COM             303075105     5422     52994    SH           SOLE               0       0       52994
Fastenal Co.                  COM             311900104      849     23600    SH           SOLE               0       0       23600
First Financial Bancorp       COM             320209109     6560    393069    SH           SOLE               0       0      393069
Franklin Resources            COM             354613101     3001     22855    SH           SOLE               0       0       22855
General Electric              COM             369604103      211     11200    SH           SOLE               0       0       11200
GFI Group Inc                 COM             361652209      129     28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.          COM             375558103     8390    202607    SH           SOLE               0       0      202607
HCC Insurance Holdings        COM             404132102     8426    267498    SH           SOLE               0       0      267498
Int'l Bus. Machines           COM             459200101     1144      6671    SH           SOLE               0       0        6671
ISIS Pharmaceuticals          COM             464330109      399     43600    SH           SOLE               0       0       43600
J P Morgan & Co Inc.          COM             46625H100      297      7244    SH           SOLE               0       0        7244
Johnson & Johnson             COM             478160104      387      5821    SH           SOLE               0       0        5821
Kinetic Concepts Inc.         COM             49460W208      388      6730    SH           SOLE               0       0        6730
LJ International Inc.         ORD             G55312105      383    120059    SH           SOLE               0       0      120059
McDonald's Corporati          COM             580135101     1180     14000    SH           SOLE               0       0       14000
Medtronic Inc.                COM             585055106      622     16147    SH           SOLE               0       0       16147
Merge Technologies Inc.       COM             589981109      655    125950    SH           SOLE               0       0      125950
Neogen Corp.                  COM             640491106      444      9818    SH           SOLE               0       0        9818
Norfolk Southern Cor          COM             655844108      279      3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104      552     12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109    14422    220154    SH           SOLE               0       0      220154
Omnicom Group Inc.            COM             681919106      231      4800    SH           SOLE               0       0        4800
Oracle Corp.                  COM             68389X105      243      7396    SH           SOLE               0       0        7396
Philip Morris Intl  Inc       COM             718172109      697     10437    SH           SOLE               0       0       10437
Portfolio Recovery            COM             73640Q105     7124     84020    SH           SOLE               0       0       84020
Praxair Inc.                  COM             74005P104    13051    120410    SH           SOLE               0       0      120410
Premier Exhibitions           COM             74051E102      368    211522    SH           SOLE               0       0      211522
Procter & Gamble              COM             742718109     2590     40736    SH           SOLE               0       0       40736
Reinsurance Group of America  COM NEW         759351604    10652    175027    SH           SOLE               0       0      175027
Rockwell Medical              COM             774374102      254     19800    SH           SOLE               0       0       19800
Roper Industries Inc.         COM             776696106    14100    169267    SH           SOLE               0       0      169267
S&P Depository Receipts       UNIT SER 1 S&P  78462F103     1098      8323    SH           SOLE               0       0        8323
Sandisk Corp.                 COM             80004C101      257      6200    SH           SOLE               0       0        6200
St. Jude Medical              COM             790849103    11853    248585    SH           SOLE               0       0      248585
Stec Inc.                     COM             784774101      422     24800    SH           SOLE               0       0       24800
Stryker                       COM             863667101    11706    199448    SH           SOLE               0       0      199448
T Rowe Price Group Inc.       COM             74144T108     8989    148978    SH           SOLE               0       0      148978
Teva Pharmaceutical Indus     ADR             881624209      226      4685    SH           SOLE               0       0        4685
Tractor Supply Co.            COM             892356106    15395    230191    SH           SOLE               0       0      230191
Union Pacific Corp.           COM             907818108      204      1956    SH           SOLE               0       0        1956
Visa Inc.                     COM CL A        92826C839    11881    141005    SH           SOLE               0       0      141005
Waters Corp.                  COM             941848103    13208    137960    SH           SOLE               0       0      137960